Stock Compensation (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock dividend paid on July 1, 2017 (in percent)	4.00%
Stock based compensation expense	$ 3,000	$ 17,000	$ 10,000
Total unrecognized compensation expense related to non-vested stock awards	$ 0